Property and Equipment (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, net	$ 7,345,982						$ 7,345,982	$ 66,336
Xing Group [Member]
Property and equipment, net				$ 3,956,053				4,034,876	$ 3,832,753
Depreciation expense				$ 215,495		$ 187,825		430,989	375,651
Successor [Member]
Property and equipment, net								$ 66,336
Depreciation expense	138,330				$ 6,477		$ 145,985
Successor [Member]
Depreciation expense		$ 3,238
Predecessor [Member]
Property and equipment, net									$ 65,453
Depreciation expense			$ 5,100
Property and Equipment [Member] | Maximum [Member]
Property and equipment useful lives							5 years	5 years
Property and Equipment [Member] | Maximum [Member] | Xing Group [Member]
Property and equipment, net	$ 7,418,789						$ 7,418,789
Property and Equipment [Member] | Minimum [Member]
Property and equipment useful lives							3 years	3 years
Building [Member]
Property and equipment useful lives							40 years